INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2023	2022
Deferred income tax assets
Financial instruments and other	$18	$41
Tax losses carried forward	38	37
	$56	$78
Deferred income tax liabilities
Long-lived assets	$(2,151)	$(1,573)
Net deferred income tax liabilities	$(2,095)	$(1,495)
Reflected in the statement of financial position as follows:
Deferred tax assets	$40	$43
Deferred tax liabilities	(2,135)	(1,538)
Net deferred tax liabilities	$(2,095)	$(1,495)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2023	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2023
Deferred tax assets related to non-capital losses and capital losses	$37	$(2)	$—	$2	$1	$38
Deferred tax liabilities related to differences in tax and book basis, net	(1,532)	(18)	(34)	(104)	(445)	(2,133)
Net deferred tax liabilities	$(1,495)	$(20)	$(34)	$(102)	$(444)	$(2,095)

		Recognized in
US$ MILLIONS	Jan. 1, 2022	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2022
Deferred tax assets related to non-capital losses and capital losses	$43	$(1)	$—	$(5)	$—	$37
Deferred tax liabilities related to differences in tax and book basis, net	(1,629)	80	(14)	31	—	(1,532)
Net deferred tax liabilities	$(1,586)	$79	$(14)	$26	$—	$(1,495)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$36	$25	$121
Cash flow hedges	6	(19)	—
Other	(8)	8	—
Total income tax recognized directly in other comprehensive income	$34	$14	$121

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Tax expense comprises:
Current income tax expense	$348	$341	$234
Deferred income tax expense
Origination and reversal of temporary differences	22	16	59
Change in tax rates or the imposition of new taxes	4	—	96
Deferred tax assets (recognized)/not recognized	(6)	(95)	16
Total income tax expense	$368	$262	$405
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$974	$1,881	$432
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	328	576	179
Change in tax rates and new legislation	4	—	96
International operations subject to different tax rates	6	(1)	(2)
Taxable income attributable to non-controlling interests	—	(2)	(4)
Portion of gains subject to different tax rates	—	—	(37)
Deferred tax assets (recognized)/not recognized	(6)	(95)	16
Foreign exchange	(6)	12	2
Non-deductible dividends on exchangeable shares	47	42	30
Non-deductible remeasurement adjustments on exchangeable and class B shares	(9)	(280)	119
Permanent differences and other	4	10	6
Income tax expense recognized in profit or loss	$368	$262	$405